UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

September 30, 2012

1.808790.108

VIPIDX-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.2%
BorgWarner, Inc. (a)(d)	22,705	$ 1,569,143
Johnson Controls, Inc.	135,690	3,717,906
The Goodyear Tire & Rubber Co. (a)	48,555	591,885
		5,878,934
Automobiles - 0.4%
Ford Motor Co.	756,706	7,461,121
Harley-Davidson, Inc.	45,216	1,915,802
		9,376,923
Distributors - 0.1%
Genuine Parts Co.	30,772	1,878,015
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	20,020	581,581
H&R Block, Inc.	53,789	932,163
		1,513,744
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	88,720	3,232,957
Chipotle Mexican Grill, Inc. (a)(d)	6,286	1,996,056
Darden Restaurants, Inc.	25,441	1,418,336
International Game Technology	52,993	693,678
Marriott International, Inc. Class A (d)	49,950	1,953,045
McDonald's Corp.	200,076	18,356,973
Starbucks Corp.	150,786	7,652,390
Starwood Hotels & Resorts Worldwide, Inc.	38,980	2,259,281
Wyndham Worldwide Corp.	28,211	1,480,513
Wynn Resorts Ltd.	15,756	1,818,873
Yum! Brands, Inc.	90,442	5,999,922
		46,862,024
Household Durables - 0.3%
D.R. Horton, Inc. (d)	55,114	1,137,553
Harman International Industries, Inc.	13,326	615,128
Leggett & Platt, Inc.	27,894	698,745
Lennar Corp. Class A (d)	32,303	1,123,175
Newell Rubbermaid, Inc.	57,299	1,093,838
PulteGroup, Inc. (a)(d)	67,002	1,038,531
Whirlpool Corp.	15,385	1,275,570
		6,982,540
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	71,753	18,248,223
Expedia, Inc.	18,583	1,074,841
Netflix, Inc. (a)(d)	11,018	599,820
Priceline.com, Inc. (a)	9,885	6,116,146
TripAdvisor, Inc.	21,744	716,030
		26,755,060

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	22,996	$ 877,757
Mattel, Inc.	67,641	2,399,903
		3,277,660
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (d)	42,812	678,570
CBS Corp. Class B	118,095	4,290,391
Comcast Corp. Class A	530,892	18,990,007
DIRECTV (a)	124,568	6,534,837
Discovery Communications, Inc. (a)(d)	49,035	2,923,957
Gannett Co., Inc. (d)	45,915	814,991
Interpublic Group of Companies, Inc.	86,727	964,404
McGraw-Hill Companies, Inc.	55,593	3,034,822
News Corp. Class A	403,931	9,908,427
Omnicom Group, Inc.	52,699	2,717,160
Scripps Networks Interactive, Inc. Class A	17,145	1,049,788
The Walt Disney Co.	355,989	18,611,105
Time Warner Cable, Inc.	60,784	5,778,127
Time Warner, Inc.	188,269	8,534,234
Viacom, Inc. Class B (non-vtg.)	93,928	5,033,602
Washington Post Co. Class B	901	327,090
		90,191,512
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	11,818	349,576
Dollar Tree, Inc. (a)	45,697	2,206,023
Family Dollar Stores, Inc.	19,244	1,275,877
JCPenney Co., Inc. (d)	28,253	686,265
Kohl's Corp.	42,805	2,192,472
Macy's, Inc.	79,862	3,004,408
Nordstrom, Inc.	30,307	1,672,340
Target Corp.	129,931	8,246,721
		19,633,682
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (d)	16,383	555,711
AutoNation, Inc. (a)(d)	7,663	334,643
AutoZone, Inc. (a)	7,427	2,745,539
Bed Bath & Beyond, Inc. (a)	46,060	2,901,780
Best Buy Co., Inc.	52,769	907,099
CarMax, Inc. (a)(d)	45,305	1,282,132
GameStop Corp. Class A (d)	24,489	514,269
Gap, Inc.	59,160	2,116,745
Home Depot, Inc.	299,081	18,055,520
Limited Brands, Inc.	47,330	2,331,476
Lowe's Companies, Inc.	226,291	6,843,040
O'Reilly Automotive, Inc. (a)(d)	23,588	1,972,429
Ross Stores, Inc.	44,428	2,870,049
Staples, Inc.	135,385	1,559,635
Tiffany & Co., Inc.	23,618	1,461,482
TJX Companies, Inc.	146,044	6,541,311
Urban Outfitters, Inc. (a)	21,655	813,362
		53,806,222
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	56,582	$ 3,169,724
Fossil, Inc. (a)	10,864	920,181
NIKE, Inc. Class B	72,941	6,922,830
Ralph Lauren Corp.	12,117	1,832,454
VF Corp.	17,443	2,779,716
		15,624,905
TOTAL CONSUMER DISCRETIONARY		281,781,221
CONSUMER STAPLES - 10.7%
Beverages - 2.4%
Beam, Inc.	31,421	1,807,964
Brown-Forman Corp. Class B (non-vtg.)	30,047	1,960,567
Coca-Cola Enterprises, Inc.	54,924	1,717,473
Constellation Brands, Inc. Class A (sub. vtg.) (a)	29,204	944,749
Dr Pepper Snapple Group, Inc.	41,775	1,860,241
Molson Coors Brewing Co. Class B	30,875	1,390,919
Monster Beverage Corp. (a)	30,454	1,649,389
PepsiCo, Inc.	308,770	21,851,653
The Coca-Cola Co.	768,148	29,135,854
		62,318,809
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	85,779	8,588,622
CVS Caremark Corp.	252,415	12,221,934
Kroger Co.	108,066	2,543,874
Safeway, Inc. (d)	47,518	764,565
Sysco Corp.	116,384	3,639,328
Wal-Mart Stores, Inc.	333,460	24,609,348
Walgreen Co.	170,049	6,196,586
Whole Foods Market, Inc.	34,074	3,318,808
		61,883,065
Food Products - 1.7%
Archer Daniels Midland Co.	130,671	3,551,638
Campbell Soup Co.	35,736	1,244,328
ConAgra Foods, Inc.	80,566	2,222,816
Dean Foods Co. (a)	36,673	599,604
General Mills, Inc.	128,621	5,125,547
H.J. Heinz Co.	63,535	3,554,783
Hormel Foods Corp. (d)	26,600	777,784
Kellogg Co.	48,973	2,529,945
Kraft Foods, Inc. Class A	352,096	14,559,170
McCormick & Co., Inc. (non-vtg.) (d)	26,315	1,632,583
Mead Johnson Nutrition Co. Class A	40,428	2,962,564
The Hershey Co.	30,088	2,132,938
The J.M. Smucker Co.	21,716	1,874,742
Tyson Foods, Inc. Class A	57,448	920,317
		43,688,759
Household Products - 2.1%
Clorox Co.	25,716	1,852,838

	Shares	Value
Colgate-Palmolive Co.	88,432	$ 9,481,679
Kimberly-Clark Corp.	78,348	6,720,691
Procter & Gamble Co.	546,456	37,902,188
		55,957,396
Personal Products - 0.2%
Avon Products, Inc.	85,724	1,367,298
Estee Lauder Companies, Inc. Class A	47,630	2,932,579
		4,299,877
Tobacco - 1.9%
Altria Group, Inc.	403,320	13,466,855
Lorillard, Inc.	25,914	3,017,685
Philip Morris International, Inc.	334,452	30,080,613
Reynolds American, Inc.	65,068	2,820,047
		49,385,200
TOTAL CONSUMER STAPLES		277,533,106
ENERGY - 11.1%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	87,210	3,944,508
Cameron International Corp. (a)	48,862	2,739,692
Diamond Offshore Drilling, Inc.	13,792	907,652
Ensco PLC Class A	46,038	2,511,833
FMC Technologies, Inc. (a)	47,296	2,189,805
Halliburton Co.	184,068	6,201,251
Helmerich & Payne, Inc.	20,970	998,382
Nabors Industries Ltd. (a)	57,613	808,310
National Oilwell Varco, Inc.	84,603	6,777,546
Noble Corp.	50,117	1,793,186
Rowan Companies PLC (a)	24,641	832,127
Schlumberger Ltd.	263,286	19,043,476
		48,747,768
Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)(d)	43,719	287,234
Anadarko Petroleum Corp.	99,138	6,931,729
Apache Corp.	77,618	6,711,628
Cabot Oil & Gas Corp.	41,662	1,870,624
Chesapeake Energy Corp.	102,974	1,943,119
Chevron Corp.	389,294	45,376,109
ConocoPhillips	240,970	13,778,665
CONSOL Energy, Inc.	45,162	1,357,118
Denbury Resources, Inc. (a)	77,615	1,254,258
Devon Energy Corp.	74,636	4,515,478
EOG Resources, Inc.	53,574	6,002,967
EQT Corp.	29,680	1,751,120
Exxon Mobil Corp.	915,816	83,751,373
Hess Corp.	58,949	3,166,740
Kinder Morgan Holding Co. LLC	113,181	4,020,189
Marathon Oil Corp.	139,874	4,136,074
Marathon Petroleum Corp.	67,119	3,664,026
Murphy Oil Corp.	36,614	1,965,806
Newfield Exploration Co. (a)	26,781	838,781
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	35,282	$ 3,270,994
Occidental Petroleum Corp.	160,696	13,829,498
Peabody Energy Corp.	53,238	1,186,675
Phillips 66	124,383	5,767,640
Pioneer Natural Resources Co.	24,411	2,548,508
QEP Resources, Inc.	35,270	1,116,648
Range Resources Corp.	32,238	2,252,469
Southwestern Energy Co. (a)(d)	69,078	2,402,533
Spectra Energy Corp. (d)	129,531	3,803,030
Sunoco, Inc. (d)	20,779	973,081
Tesoro Corp.	27,736	1,162,138
The Williams Companies, Inc.	124,293	4,346,526
Valero Energy Corp.	109,440	3,467,059
WPX Energy, Inc.	39,490	655,139
		240,104,976
TOTAL ENERGY		288,852,744
FINANCIALS - 14.4%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	41,809	2,370,152
Bank of New York Mellon Corp.	234,373	5,301,517
BlackRock, Inc. Class A	25,385	4,526,146
Charles Schwab Corp.	217,396	2,780,495
E*TRADE Financial Corp. (a)	50,945	448,825
Federated Investors, Inc. Class B (non-vtg.) (d)	18,592	384,668
Franklin Resources, Inc.	27,418	3,429,169
Goldman Sachs Group, Inc.	89,411	10,164,242
Invesco Ltd.	88,334	2,207,467
Legg Mason, Inc.	23,848	588,569
Morgan Stanley	274,362	4,592,820
Northern Trust Corp.	43,425	2,015,571
State Street Corp.	95,056	3,988,550
T. Rowe Price Group, Inc.	50,361	3,187,851
		45,986,042
Commercial Banks - 2.8%
BB&T Corp.	138,709	4,599,590
Comerica, Inc.	38,390	1,192,010
Fifth Third Bancorp	182,315	2,827,706
First Horizon National Corp. (d)	49,365	475,385
Huntington Bancshares, Inc.	170,309	1,175,132
KeyCorp	187,186	1,636,006
M&T Bank Corp.	23,878	2,272,230
PNC Financial Services Group, Inc.	105,036	6,627,772
Regions Financial Corp.	280,411	2,021,763
SunTrust Banks, Inc.	106,837	3,020,282
U.S. Bancorp	376,033	12,897,932

	Shares	Value
Wells Fargo & Co.	974,641	$ 33,654,354
Zions Bancorporation	36,536	754,651
		73,154,813
Consumer Finance - 0.9%
American Express Co.	195,680	11,126,365
Capital One Financial Corp.	115,272	6,571,657
Discover Financial Services	102,160	4,058,817
SLM Corp.	93,131	1,464,019
		23,220,858
Diversified Financial Services - 3.0%
Bank of America Corp.	2,138,179	18,880,121
Citigroup, Inc.	581,813	19,036,921
CME Group, Inc.	60,694	3,477,766
IntercontinentalExchange, Inc. (a)	14,436	1,925,907
JPMorgan Chase & Co.	753,684	30,509,128
Leucadia National Corp. (d)	39,306	894,212
Moody's Corp.	38,371	1,694,847
NYSE Euronext	48,807	1,203,093
The NASDAQ Stock Market, Inc.	23,509	547,642
		78,169,637
Insurance - 3.7%
ACE Ltd.	67,277	5,086,141
AFLAC, Inc.	92,907	4,448,387
Allstate Corp.	96,211	3,810,918
American International Group, Inc. (a)	231,389	7,587,245
Aon PLC	63,966	3,344,782
Assurant, Inc.	16,088	600,082
Berkshire Hathaway, Inc. Class B (a)	363,838	32,090,512
Cincinnati Financial Corp.	29,020	1,099,568
Genworth Financial, Inc. Class A (a)	97,541	510,139
Hartford Financial Services Group, Inc.	86,467	1,680,918
Lincoln National Corp.	55,389	1,339,860
Loews Corp.	62,005	2,558,326
Marsh & McLennan Companies, Inc.	107,970	3,663,422
MetLife, Inc.	210,754	7,262,583
Principal Financial Group, Inc.	55,039	1,482,751
Progressive Corp. (d)	111,190	2,306,081
Prudential Financial, Inc.	92,456	5,039,777
The Chubb Corp.	52,745	4,023,389
The Travelers Companies, Inc.	76,456	5,218,887
Torchmark Corp.	18,927	971,901
Unum Group	55,581	1,068,267
XL Group PLC Class A	60,653	1,457,492
		96,651,428
Real Estate Investment Trusts - 2.1%
American Tower Corp.	78,401	5,597,047
Apartment Investment & Management Co. Class A	28,876	750,487
AvalonBay Communities, Inc.	19,227	2,614,680
Boston Properties, Inc.	29,912	3,308,566
Equity Residential (SBI)	59,722	3,435,807
HCP, Inc.	85,219	3,790,541
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.	50,506	$ 2,916,722
Host Hotels & Resorts, Inc.	143,363	2,300,976
Kimco Realty Corp.	80,741	1,636,620
Plum Creek Timber Co., Inc.	32,047	1,404,940
Prologis, Inc.	91,400	3,201,742
Public Storage	28,593	3,979,288
Simon Property Group, Inc.	60,182	9,136,229
Ventas, Inc.	58,603	3,648,037
Vornado Realty Trust	33,548	2,719,065
Weyerhaeuser Co.	106,695	2,789,007
		53,229,754
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	59,910	1,102,943
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	94,305	750,668
People's United Financial, Inc.	69,691	846,049
		1,596,717
TOTAL FINANCIALS		373,112,192
HEALTH CARE - 11.8%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	38,303	4,381,863
Amgen, Inc.	152,923	12,894,467
Biogen Idec, Inc. (a)	46,892	6,997,693
Celgene Corp. (a)	85,596	6,539,534
Gilead Sciences, Inc. (a)	150,106	9,956,531
		40,770,088
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	108,572	6,542,549
Becton, Dickinson & Co.	39,592	3,110,348
Boston Scientific Corp. (a)	281,530	1,615,982
C.R. Bard, Inc.	15,468	1,618,726
CareFusion Corp. (a)	44,029	1,249,983
Covidien PLC	95,253	5,659,933
DENTSPLY International, Inc.	28,131	1,072,916
Edwards Lifesciences Corp. (a)(d)	22,958	2,465,000
Intuitive Surgical, Inc. (a)(d)	7,923	3,926,876
Medtronic, Inc.	202,399	8,727,445
St. Jude Medical, Inc.	62,293	2,624,404
Stryker Corp.	57,366	3,192,992
Varian Medical Systems, Inc. (a)(d)	21,966	1,324,989
Zimmer Holdings, Inc.	34,660	2,343,709
		45,475,852
Health Care Providers & Services - 1.9%
Aetna, Inc.	66,306	2,625,718
AmerisourceBergen Corp.	49,926	1,932,635
Cardinal Health, Inc.	67,672	2,637,178
CIGNA Corp.	57,212	2,698,690
Coventry Health Care, Inc.	26,556	1,107,120

	Shares	Value
DaVita, Inc. (a)	16,892	$ 1,750,180
Express Scripts Holding Co. (a)	160,855	10,080,783
Humana, Inc.	32,084	2,250,693
Laboratory Corp. of America Holdings (a)(d)	19,027	1,759,427
McKesson Corp.	46,825	4,028,355
Patterson Companies, Inc.	16,857	577,184
Quest Diagnostics, Inc.	31,497	1,997,855
Tenet Healthcare Corp. (a)	82,683	518,422
UnitedHealth Group, Inc.	204,892	11,353,066
WellPoint, Inc.	64,518	3,742,689
		49,059,995
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	28,868	2,234,672
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	69,132	2,658,125
Life Technologies Corp. (a)	34,779	1,699,998
PerkinElmer, Inc.	22,632	666,965
Thermo Fisher Scientific, Inc.	72,527	4,266,763
Waters Corp. (a)(d)	17,396	1,449,609
		10,741,460
Pharmaceuticals - 6.1%
Abbott Laboratories	311,360	21,346,842
Allergan, Inc.	61,016	5,587,845
Bristol-Myers Squibb Co.	333,123	11,242,901
Eli Lilly & Co.	202,604	9,605,456
Forest Laboratories, Inc. (a)	46,389	1,651,912
Hospira, Inc. (a)(d)	32,759	1,075,150
Johnson & Johnson	547,005	37,694,115
Merck & Co., Inc.	604,262	27,252,216
Mylan, Inc. (a)	80,529	1,964,908
Perrigo Co.	17,439	2,025,889
Pfizer, Inc.	1,481,968	36,826,905
Watson Pharmaceuticals, Inc. (a)	25,325	2,156,677
		158,430,816
TOTAL HEALTH CARE		306,712,883
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.2%
General Dynamics Corp.	65,793	4,350,233
Honeywell International, Inc.	154,867	9,253,303
L-3 Communications Holdings, Inc.	19,157	1,373,748
Lockheed Martin Corp.	53,423	4,988,640
Northrop Grumman Corp.	49,047	3,258,192
Precision Castparts Corp.	28,837	4,710,236
Raytheon Co.	65,874	3,765,358
Rockwell Collins, Inc.	28,203	1,512,809
Textron, Inc.	55,740	1,458,716
The Boeing Co.	134,243	9,345,998
United Technologies Corp.	166,429	13,029,726
		57,046,959
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	32,037	$ 1,875,766
Expeditors International of Washington, Inc.	41,772	1,518,830
FedEx Corp.	57,937	4,902,629
United Parcel Service, Inc. Class B	142,618	10,207,170
		18,504,395
Airlines - 0.0%
Southwest Airlines Co.	147,427	1,292,935
Building Products - 0.0%
Masco Corp.	70,850	1,066,293
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	20,131	640,568
Cintas Corp. (d)	21,338	884,460
Iron Mountain, Inc.	29,967	1,022,174
Pitney Bowes, Inc. (d)	39,807	550,133
R.R. Donnelley & Sons Co. (d)	35,772	379,183
Republic Services, Inc.	59,427	1,634,837
Stericycle, Inc. (a)(d)	16,994	1,538,297
Waste Management, Inc.	86,453	2,773,412
		9,423,064
Construction & Engineering - 0.2%
Fluor Corp.	33,127	1,864,388
Jacobs Engineering Group, Inc. (a)	25,741	1,040,709
Quanta Services, Inc. (a)	42,284	1,044,415
		3,949,512
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	31,719	2,380,828
Emerson Electric Co.	144,303	6,965,506
Rockwell Automation, Inc.	28,004	1,947,678
Roper Industries, Inc.	19,406	2,132,525
		13,426,537
Industrial Conglomerates - 2.7%
3M Co.	126,187	11,662,203
Danaher Corp.	115,887	6,391,168
General Electric Co.	2,094,906	47,575,315
Tyco International Ltd.	91,241	5,133,219
		70,761,905
Machinery - 1.9%
Caterpillar, Inc.	129,610	11,151,644
Cummins, Inc.	35,133	3,239,614
Deere & Co.	77,708	6,410,133
Dover Corp.	36,269	2,157,643
Eaton Corp. (d)	66,981	3,165,522
Flowserve Corp.	10,144	1,295,795
Illinois Tool Works, Inc.	85,574	5,089,086
Ingersoll-Rand PLC	56,877	2,549,227
Joy Global, Inc.	21,007	1,177,652
PACCAR, Inc.	70,136	2,807,193
Pall Corp.	23,055	1,463,762

	Shares	Value
Parker Hannifin Corp.	29,650	$ 2,478,147
Pentair, Inc.	19,653	869,645
Snap-On, Inc.	11,539	829,308
Stanley Black & Decker, Inc.	33,358	2,543,548
Xylem, Inc.	36,822	926,073
		48,153,992
Professional Services - 0.1%
Dun & Bradstreet Corp.	8,905	709,016
Equifax, Inc.	23,781	1,107,719
Robert Half International, Inc.	28,134	749,208
		2,565,943
Road & Rail - 0.8%
CSX Corp.	206,337	4,281,493
Norfolk Southern Corp.	63,393	4,033,697
Ryder System, Inc.	10,143	396,186
Union Pacific Corp.	93,965	11,153,646
		19,865,022
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	53,470	2,298,675
W.W. Grainger, Inc. (d)	11,891	2,477,728
		4,776,403
TOTAL INDUSTRIALS		250,832,960
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,049,564	20,036,177
F5 Networks, Inc. (a)	15,679	1,641,591
Harris Corp.	22,467	1,150,760
JDS Uniphase Corp. (a)	46,013	569,871
Juniper Networks, Inc. (a)	104,477	1,787,601
Motorola Solutions, Inc.	56,804	2,871,442
QUALCOMM, Inc.	337,949	21,118,433
		49,175,875
Computers & Peripherals - 5.9%
Apple, Inc.	185,984	124,099,678
Dell, Inc.	289,086	2,850,388
EMC Corp. (a)	416,392	11,355,010
Hewlett-Packard Co.	390,092	6,654,970
NetApp, Inc. (a)	72,083	2,370,089
SanDisk Corp. (a)	47,923	2,081,296
Seagate Technology (d)	70,149	2,174,619
Western Digital Corp.	44,152	1,710,007
		153,296,057
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	31,940	1,880,627
Corning, Inc.	295,426	3,884,852
FLIR Systems, Inc.	29,969	598,631
Jabil Circuit, Inc.	37,099	694,493
Molex, Inc.	27,318	717,917
TE Connectivity Ltd.	84,879	2,886,735
		10,663,255
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.2%
Akamai Technologies, Inc. (a)	35,178	$ 1,345,910
eBay, Inc. (a)	230,108	11,139,528
Google, Inc. Class A (a)	52,556	39,653,502
VeriSign, Inc. (a)	31,029	1,510,802
Yahoo!, Inc. (a)	206,828	3,304,077
		56,953,819
IT Services - 3.8%
Accenture PLC Class A	125,946	8,819,998
Automatic Data Processing, Inc.	96,127	5,638,810
Cognizant Technology Solutions Corp. Class A (a)	59,236	4,141,781
Computer Sciences Corp.	30,818	992,648
Fidelity National Information Services, Inc.	49,684	1,551,134
Fiserv, Inc. (a)	26,917	1,992,666
IBM Corp.	213,126	44,212,989
MasterCard, Inc. Class A	21,294	9,613,815
Paychex, Inc.	64,055	2,132,391
SAIC, Inc.	56,291	677,744
Teradata Corp. (a)	33,451	2,522,540
The Western Union Co.	119,516	2,177,582
Total System Services, Inc.	32,090	760,533
Visa, Inc. Class A	103,700	13,924,836
		99,159,467
Office Electronics - 0.1%
Xerox Corp.	259,353	1,903,651
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)(d)	119,324	402,122
Altera Corp.	63,473	2,157,130
Analog Devices, Inc.	59,304	2,324,124
Applied Materials, Inc.	245,523	2,741,264
Broadcom Corp. Class A	102,035	3,528,370
First Solar, Inc. (a)(d)	11,906	263,658
Intel Corp.	992,610	22,512,395
KLA-Tencor Corp.	33,037	1,576,030
Lam Research Corp. (a)	36,170	1,149,663
Linear Technology Corp.	45,686	1,455,099
LSI Corp. (a)	110,622	764,398
Microchip Technology, Inc. (d)	38,429	1,258,165
Micron Technology, Inc. (a)	201,882	1,208,264
NVIDIA Corp. (a)	122,906	1,639,566
Teradyne, Inc. (a)(d)	37,219	529,254
Texas Instruments, Inc.	225,735	6,218,999
Xilinx, Inc. (d)	52,015	1,737,821
		51,466,322
Software - 3.5%
Adobe Systems, Inc. (a)	97,567	3,167,025
Autodesk, Inc. (a)	45,018	1,502,251
BMC Software, Inc. (a)	29,107	1,207,649
CA Technologies, Inc.	67,933	1,750,294

	Shares	Value
Citrix Systems, Inc. (a)	37,094	$ 2,840,288
Electronic Arts, Inc. (a)	63,170	801,627
Intuit, Inc.	54,769	3,224,799
Microsoft Corp.	1,496,962	44,579,528
Oracle Corp.	755,589	23,793,498
Red Hat, Inc. (a)	38,297	2,180,631
salesforce.com, Inc. (a)(d)	25,372	3,874,051
Symantec Corp. (a)	139,467	2,510,406
		91,432,047
TOTAL INFORMATION TECHNOLOGY		514,050,493
MATERIALS - 3.5%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	42,003	3,473,648
Airgas, Inc.	13,757	1,132,201
CF Industries Holdings, Inc.	12,439	2,764,443
The Dow Chemical Co.	237,708	6,884,024
E.I. du Pont de Nemours & Co. (d)	184,589	9,279,289
Eastman Chemical Co.	30,339	1,729,626
Ecolab, Inc.	52,232	3,385,156
FMC Corp.	27,244	1,508,773
International Flavors & Fragrances, Inc.	16,165	963,111
LyondellBasell Industries NV Class A	67,303	3,476,873
Monsanto Co.	105,739	9,624,364
PPG Industries, Inc.	30,294	3,478,963
Praxair, Inc.	59,158	6,145,333
Sherwin-Williams Co.	16,901	2,516,728
Sigma Aldrich Corp.	23,959	1,724,329
The Mosaic Co.	54,869	3,161,003
		61,247,864
Construction Materials - 0.0%
Vulcan Materials Co.	25,672	1,214,286
Containers & Packaging - 0.1%
Ball Corp.	30,699	1,298,875
Bemis Co., Inc.	20,491	644,852
Owens-Illinois, Inc. (a)	32,750	614,390
Sealed Air Corp. (d)	34,670	535,998
		3,094,115
Metals & Mining - 0.8%
Alcoa, Inc. (d)	211,675	1,873,324
Allegheny Technologies, Inc.	21,264	678,322
Cliffs Natural Resources, Inc. (d)	28,271	1,106,244
Freeport-McMoRan Copper & Gold, Inc.	188,334	7,454,260
Newmont Mining Corp.	98,440	5,513,624
Nucor Corp.	62,985	2,409,806
Titanium Metals Corp. (d)	14,588	187,164
United States Steel Corp. (d)	28,625	545,879
		19,768,623
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.2%
International Paper Co.	86,768	$ 3,151,414
MeadWestvaco Corp.	34,445	1,054,017
		4,205,431
TOTAL MATERIALS		89,530,319
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	1,144,587	43,150,930
CenturyLink, Inc.	123,536	4,990,854
Frontier Communications Corp. (d)	198,110	970,739
Verizon Communications, Inc.	565,226	25,757,349
Windstream Corp.	116,660	1,179,433
		76,049,305
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	58,140	3,726,774
MetroPCS Communications, Inc. (a)	62,731	734,580
Sprint Nextel Corp. (a)	595,284	3,285,968
		7,747,322
TOTAL TELECOMMUNICATION SERVICES		83,796,627
UTILITIES - 3.5%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	96,206	4,227,292
Duke Energy Corp.	139,700	9,052,560
Edison International	64,642	2,953,493
Entergy Corp.	35,181	2,438,043
Exelon Corp.	169,351	6,025,509
FirstEnergy Corp.	82,975	3,659,198
NextEra Energy, Inc.	83,876	5,898,999
Northeast Utilities	62,260	2,380,200
Pepco Holdings, Inc.	45,412	858,287
Pinnacle West Capital Corp.	21,734	1,147,555
PPL Corp.	115,220	3,347,141
Southern Co.	173,562	7,999,473
Xcel Energy, Inc.	96,732	2,680,444
		52,668,194
Gas Utilities - 0.1%
AGL Resources, Inc.	23,316	953,858
ONEOK, Inc.	40,684	1,965,444
		2,919,302
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	45,205	966,935
The AES Corp.	123,176	1,351,241
		2,318,176
Multi-Utilities - 1.2%
Ameren Corp.	48,139	1,572,701
CenterPoint Energy, Inc.	84,795	1,806,134

	Shares	Value
CMS Energy Corp.	52,574	$ 1,238,118
Consolidated Edison, Inc.	58,111	3,480,268
Dominion Resources, Inc.	113,755	6,022,190
DTE Energy Co.	34,077	2,042,575
Integrys Energy Group, Inc.	15,458	806,908
NiSource, Inc.	56,526	1,440,282
PG&E Corp.	84,612	3,610,394
Public Service Enterprise Group, Inc.	100,379	3,230,196
SCANA Corp. (d)	26,050	1,257,434
Sempra Energy	44,597	2,876,061
TECO Energy, Inc. (d)	40,392	716,554
Wisconsin Energy Corp.	45,721	1,722,310
		31,822,125
TOTAL UTILITIES		89,727,797
TOTAL COMMON STOCKS (Cost $1,471,971,116)		2,555,930,342
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% 12/27/12 (e) (Cost $999,694)	$ 1,000,000	999,770
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	34,459,305	34,459,305
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	78,558,281	78,558,281
TOTAL MONEY MARKET FUNDS (Cost $113,017,586)		113,017,586
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,585,988,396)		2,669,947,698
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(76,769,094)
NET ASSETS - 100%		$ 2,593,178,604
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 143,420	$ 616
107 CME S&P 500 Index Contracts	Dec. 2012	38,364,850	42,553
TOTAL EQUITY INDEX CONTRACTS		$ 38,508,270	$ 43,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,770.
The face value of futures purchased as a percentage of net assets is 1.5%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,733
Fidelity Securities Lending Cash Central Fund	287,065
Total	$ 311,798
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 281,781,221	$ 281,781,221	$ -	$ -
Consumer Staples	277,533,106	277,533,106	-	-
Energy	288,852,744	288,852,744	-	-
Financials	373,112,192	373,112,192	-	-
Health Care	306,712,883	306,712,883	-	-
Industrials	250,832,960	250,832,960	-	-
Information Technology	514,050,493	514,050,493	-	-
Materials	89,530,319	89,530,319	-	-
Telecommunication Services	83,796,627	83,796,627	-	-
Utilities	89,727,797	89,727,797	-	-
U.S. Government and Government Agency Obligations	999,770	-	999,770	-
Money Market Funds	113,017,586	113,017,586	-	-
Total Investments in Securities:	$ 2,669,947,698	$ 2,668,947,928	$ 999,770	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 43,169	$ 43,169	$ -	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $1,591,615,387. Net unrealized appreciation aggregated $1,078,332,311, of which $1,300,725,923 related to appreciated investment securities and $222,393,612 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

September 30, 2012

1.808782.108

VIPCON-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza, Inc.	1,017,870	$ 38,373,699
Dunkin' Brands Group, Inc.	436,711	12,749,778
Icahn Enterprises LP rights	363,975	4
McDonald's Corp.	814,510	74,731,293
Starbucks Corp.	989,909	50,237,882
Yum! Brands, Inc.	1,796,703	119,193,277
		295,285,933
Internet & Catalog Retail - 0.7%
Kayak Software Corp. (d)(e)	361,500	12,771,795
Priceline.com, Inc. (a)	167,739	103,785,151
		116,556,946
Media - 4.7%
Comcast Corp. Class A	8,401,931	300,537,072
DIRECTV (a)	2,569,397	134,790,567
Legend Pictures LLC (a)(h)(i)	6,611	7,068,018
News Corp. Class A	6,453,375	158,301,289
Sirius XM Radio, Inc. (a)	7,485,636	19,462,654
The Walt Disney Co.	3,146,070	164,476,540
Weinstein Co. Holdings LLC Class A-1 (a)(h)(i)	11,499	4,312,125
		788,948,265
Multiline Retail - 0.5%
Dollar General Corp. (a)	1,836,830	94,670,218
Specialty Retail - 2.2%
AutoZone, Inc. (a)	199,183	73,631,980
CarMax, Inc. (a)	706,799	20,002,412
Limited Brands, Inc.	791,870	39,007,516
Lowe's Companies, Inc.	5,143,117	155,527,858
Tiffany & Co., Inc.	37,400	2,314,312
TJX Companies, Inc.	1,608,029	72,023,619
		362,507,697
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	937,230	52,325,551
TOTAL CONSUMER DISCRETIONARY		1,710,294,610
CONSUMER STAPLES - 10.9%
Beverages - 3.8%
Anheuser-Busch InBev SA NV	758,177	64,861,031
Coca-Cola Bottling Co. CONSOLIDATED	133,805	9,112,121
Coca-Cola FEMSA SAB de CV sponsored ADR	36,247	4,675,863
Coca-Cola Icecek A/S	472,515	8,833,776
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	200,370	7,668,160
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,658,019	53,636,915
Diageo PLC sponsored ADR	576,461	64,984,449

	Shares	Value
Embotelladora Andina SA sponsored ADR	265,456	$ 9,113,104
Molson Coors Brewing Co. Class B	707,641	31,879,227
Monster Beverage Corp. (a)	74,300	4,024,088
Pernod Ricard SA	407,979	45,774,312
Remy Cointreau SA (d)	210,797	24,244,179
The Coca-Cola Co.	8,290,973	314,476,606
		643,283,831
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	3,852,448	186,535,532
Drogasil SA	519,900	5,972,855
Kroger Co.	1,427,819	33,610,859
Safeway, Inc.	330,232	5,313,433
Wal-Mart Stores, Inc.	399,736	29,500,517
Walgreen Co.	462,616	16,857,727
		277,790,923
Food Products - 0.8%
Bunge Ltd.	421,792	28,281,154
Green Mountain Coffee Roasters, Inc. (a)	207,119	4,919,076
Mead Johnson Nutrition Co. Class A	307,548	22,537,117
Nestle SA	402,951	25,406,693
Orion Corp.	5,691	4,961,937
Pilgrims Pride Corp. (d)	851,282	4,350,051
Unilever NV (NY Reg.)	1,205,247	42,762,164
		133,218,192
Household Products - 2.4%
Colgate-Palmolive Co.	393,931	42,237,282
Procter & Gamble Co.	4,972,931	344,922,494
Spectrum Brands Holdings, Inc.	196,902	7,878,049
		395,037,825
Personal Products - 0.3%
L'Oreal SA	304,816	37,705,408
Nu Skin Enterprises, Inc. Class A	331,399	12,868,223
		50,573,631
Tobacco - 1.9%
Altria Group, Inc.	808,733	27,003,595
British American Tobacco PLC sponsored ADR	2,509,439	257,568,819
Philip Morris International, Inc.	225,690	20,298,559
Souza Cruz SA	590,300	8,007,523
		312,878,496
TOTAL CONSUMER STAPLES		1,812,782,898
ENERGY - 11.1%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	977,080	54,784,876
Ensco PLC Class A	967,701	52,797,767
Forum Energy Technologies, Inc.	420,650	10,230,208
Halliburton Co.	915,254	30,834,907
National Oilwell Varco, Inc.	1,236,282	99,038,551
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,331,001	$ 47,623,216
Ocean Rig UDW, Inc. (United States)	558,000	9,100,980
Oceaneering International, Inc.	271,218	14,984,795
Oil States International, Inc. (a)	126,678	10,065,834
Schlumberger Ltd.	773,079	55,916,804
Vantage Drilling Co. (a)	5,923,400	10,899,056
		396,276,994
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	1,103,803	77,177,906
Apache Corp.	884,928	76,519,724
Chevron Corp.	1,704,411	198,666,146
Cobalt International Energy, Inc. (a)	388,709	8,656,549
EQT Corp.	441,300	26,036,700
Exxon Mobil Corp.	4,525,370	413,845,087
Halcon Resources Corp. (i)	1,140,000	8,356,200
Hess Corp.	902,600	48,487,672
HollyFrontier Corp.	692,347	28,573,161
InterOil Corp. (a)(d)	379,808	29,343,966
Marathon Oil Corp.	2,786,958	82,410,348
Marathon Petroleum Corp.	1,401,305	76,497,240
Noble Energy, Inc.	418,350	38,785,229
Northern Tier Energy LP Class A	479,650	10,130,208
Occidental Petroleum Corp.	1,199,111	103,195,493
Phillips 66	460,182	21,338,639
Royal Dutch Shell PLC Class B sponsored ADR (d)	1,430,188	101,972,404
Suncor Energy, Inc.	1,958,810	64,436,899
The Williams Companies, Inc.	1,361,800	47,622,146
		1,462,051,717
TOTAL ENERGY		1,858,328,711
FINANCIALS - 15.0%
Capital Markets - 1.2%
BlackRock, Inc. Class A	347,773	62,007,926
E*TRADE Financial Corp. (a)	813,647	7,168,230
Evercore Partners, Inc. Class A	370,900	10,014,300
ICAP PLC	1,189,890	6,169,726
Invesco Ltd.	1,154,243	28,844,533
Morgan Stanley	1,482,588	24,818,523
State Street Corp.	246,681	10,350,735
TD Ameritrade Holding Corp.	1,161,800	17,856,866
The Blackstone Group LP	1,298,235	18,538,796
UBS AG	838,866	10,214,672
		195,984,307
Commercial Banks - 3.7%
CIT Group, Inc. (a)	958,712	37,763,666
Comerica, Inc.	980,197	30,435,117
Credit Agricole SA (a)	2,147,500	14,819,293

	Shares	Value
FirstMerit Corp.	410,085	$ 6,040,552
Huntington Bancshares, Inc.	6,054,651	41,777,092
Lloyds Banking Group PLC (a)	9,692,300	6,102,831
M&T Bank Corp.	450,900	42,907,644
NBH Holdings Corp. (a)(i)	387,988	6,795,222
Synovus Financial Corp. (d)	5,748,386	13,623,675
U.S. Bancorp	9,088,293	311,728,450
Wells Fargo & Co.	3,056,173	105,529,654
		617,523,196
Consumer Finance - 2.4%
Capital One Financial Corp.	5,307,510	302,581,145
Discover Financial Services	267,844	10,641,442
SLM Corp.	5,476,540	86,091,209
		399,313,796
Diversified Financial Services - 3.3%
Bank of America Corp.	7,340,959	64,820,668
Citigroup, Inc.	6,559,998	214,643,135
JPMorgan Chase & Co.	6,877,267	278,391,768
		557,855,571
Insurance - 2.8%
ACE Ltd.	505,989	38,252,768
AFLAC, Inc.	334,800	16,030,224
Amlin PLC	2,316,156	15,091,419
Berkshire Hathaway, Inc.:
Class A (a)	299	39,677,300
Class B (a)	219,359	19,347,464
Fairfax Financial Holdings Ltd. (sub. vtg.)	61,300	23,677,600
Hartford Financial Services Group, Inc.	1,471,035	28,596,920
MetLife, Inc.	3,937,050	135,670,743
Prudential Financial, Inc.	432,000	23,548,320
The Travelers Companies, Inc.	1,104,656	75,403,819
Torchmark Corp.	307,568	15,793,617
Validus Holdings Ltd.	1,186,157	40,222,584
		471,312,778
Real Estate Investment Trusts - 1.2%
American Tower Corp.	1,199,203	85,611,102
Camden Property Trust (SBI)	352,198	22,713,249
Equity Lifestyle Properties, Inc.	374,600	25,517,752
Japan Retail Fund Investment Corp.	4,285	7,659,630
Sun Communities, Inc.	415,369	18,326,080
The Macerich Co.	789,080	45,159,048
		204,986,861
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	2,156,268	59,103,306
TOTAL FINANCIALS		2,506,079,815
HEALTH CARE - 11.8%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	172,036	19,680,918
Amgen, Inc.	2,425,942	204,555,429
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	597,957	$ 89,233,123
BioMarin Pharmaceutical, Inc. (a)	719,630	28,979,500
CSL Ltd.	585,998	27,961,363
Gilead Sciences, Inc. (a)	2,502,551	165,994,208
Onyx Pharmaceuticals, Inc. (a)	505,128	42,683,316
Theravance, Inc. (a)	240,650	6,235,242
		585,323,099
Health Care Equipment & Supplies - 1.8%
C.R. Bard, Inc.	307,500	32,179,875
Covidien PLC	1,791,297	106,438,868
Edwards Lifesciences Corp. (a)	650,477	69,841,715
Quidel Corp. (a)(d)	1,592,104	30,138,529
The Cooper Companies, Inc.	568,248	53,676,706
		292,275,693
Health Care Providers & Services - 2.0%
Catamaran Corp. (a)	332,891	32,625,417
CIGNA Corp.	985,339	46,478,441
Express Scripts Holding Co. (a)	486,020	30,458,873
Henry Schein, Inc. (a)	865,071	68,574,178
McKesson Corp.	372,397	32,037,314
Omnicare, Inc.	415,127	14,101,864
UnitedHealth Group, Inc.	2,060,527	114,173,801
		338,449,888
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)(i)	312,345	5,309,865
Pharmaceuticals - 4.5%
Allergan, Inc.	957,474	87,685,469
Eli Lilly & Co.	522,000	24,748,020
GlaxoSmithKline PLC sponsored ADR	535,708	24,771,138
Merck & Co., Inc.	3,152,183	142,163,453
Optimer Pharmaceuticals, Inc. (a)	718,248	10,141,662
Pfizer, Inc.	14,437,036	358,760,345
Sanofi SA sponsored ADR	713,062	30,704,450
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,335,334	73,700,766
		752,675,303
TOTAL HEALTH CARE		1,974,033,848
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.3%
Honeywell International, Inc.	2,008,766	120,023,769
MTU Aero Engines Holdings AG	272,897	21,795,153
Precision Castparts Corp.	101,462	16,572,803
Raytheon Co.	778,685	44,509,635
Textron, Inc.	2,879,949	75,368,265
United Technologies Corp.	1,364,462	106,823,730
		385,093,355

	Shares	Value
Building Products - 0.7%
Armstrong World Industries, Inc.	824,706	$ 38,241,617
Owens Corning (a)	1,869,601	62,556,849
Quanex Building Products Corp.	1,198,813	22,585,637
		123,384,103
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	429,999	38,923,509
Construction & Engineering - 0.2%
Fluor Corp.	526,067	29,607,051
Electrical Equipment - 0.7%
Regal-Beloit Corp.	817,875	57,643,830
Roper Industries, Inc.	603,912	66,363,890
		124,007,720
Industrial Conglomerates - 3.2%
Danaher Corp.	1,746,069	96,295,705
General Electric Co.	17,618,238	400,110,185
Tyco International Ltd.	638,626	35,929,099
		532,334,989
Machinery - 1.7%
Caterpillar, Inc.	254,916	21,932,973
Cummins, Inc.	558,113	51,463,600
Deere & Co.	719,055	59,314,847
Fiat Industrial SpA	1,522,972	14,883,709
Illinois Tool Works, Inc.	1,472,686	87,580,636
Parker Hannifin Corp.	508,008	42,459,309
		277,635,074
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	247,501	12,879,952
Union Pacific Corp.	1,002,134	118,953,306
		131,833,258
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	196,757	40,998,256
TOTAL INDUSTRIALS		1,683,817,315
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 3.6%
Acme Packet, Inc. (a)	1,121,086	19,170,571
ADTRAN, Inc. (d)	1,492,129	25,783,989
Finisar Corp. (a)	2,157,994	30,859,314
JDS Uniphase Corp. (a)	1,118,201	13,848,919
Juniper Networks, Inc. (a)	3,826,415	65,469,961
NETGEAR, Inc. (a)	497,218	18,963,895
QUALCOMM, Inc.	6,558,281	409,826,980
Riverbed Technology, Inc. (a)	621,970	14,473,242
		598,396,871
Computers & Peripherals - 8.1%
Apple, Inc.	1,853,457	1,236,737,711
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Pegatron Corp.	10,000,000	$ 13,005,829
SanDisk Corp. (a)	2,466,866	107,135,990
		1,356,879,530
Electronic Equipment & Components - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,350,000	35,598,131
Jabil Circuit, Inc.	2,199,188	41,168,799
Uni-Pixel, Inc. (a)	197,959	1,225,366
		77,992,296
Internet Software & Services - 1.5%
Bazaarvoice, Inc.	768,818	11,647,593
Dice Holdings, Inc. (a)	663,436	5,586,131
eBay, Inc. (a)	1,134,048	54,899,264
Facebook, Inc. Class A	1,039,675	22,508,964
Google, Inc. Class A (a)	168,632	127,232,844
Mail.ru Group Ltd.:
GDR (f)	494,266	16,503,542
GDR (Reg. S)	246,700	8,237,313
Trulia, Inc.	53,595	1,148,005
		247,763,656
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	3,991,806	156,438,877
ARM Holdings PLC sponsored ADR	1,124,300	31,457,914
ASML Holding NV	1,058,790	56,835,847
Avago Technologies Ltd.	2,098,398	73,160,646
Dialog Semiconductor PLC (a)	849,000	16,539,673
Fairchild Semiconductor International, Inc. (a)	1,442,282	18,922,740
Integrated Device Technology, Inc. (a)	2,446,500	14,385,420
International Rectifier Corp. (a)	861,087	14,371,542
Maxim Integrated Products, Inc.	650,553	17,317,721
Micron Technology, Inc. (a)	9,316,866	55,761,443
NXP Semiconductors NV (a)	1,794,872	44,889,749
ON Semiconductor Corp. (a)	4,190,219	25,853,651
PMC-Sierra, Inc. (a)	4,041,336	22,793,135
RF Micro Devices, Inc. (a)	5,983,531	23,634,947
Rubicon Technology, Inc. (a)(d)	187,309	1,794,420
Skyworks Solutions, Inc. (a)	1,287,991	30,351,508
		604,509,233
Software - 2.9%
Check Point Software Technologies Ltd. (a)	1,224,691	58,981,119
Citrix Systems, Inc. (a)	1,927,178	147,564,019
Compuware Corp. (a)	1,395,500	13,829,405
Guidewire Software, Inc.	425,000	13,196,250
Microsoft Corp.	7,099,550	211,424,599

	Shares	Value
Sourcefire, Inc. (a)	342,995	$ 16,817,045
VMware, Inc. Class A (a)	270,575	26,175,426
		487,987,863
TOTAL INFORMATION TECHNOLOGY		3,373,529,449
MATERIALS - 3.3%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	848,177	70,144,238
E.I. du Pont de Nemours & Co.	1,742,284	87,584,617
Eastman Chemical Co.	802,811	45,768,255
Ecolab, Inc.	632,558	40,996,084
LyondellBasell Industries NV Class A	766,671	39,606,224
Sherwin-Williams Co.	383,196	57,061,716
Sigma Aldrich Corp.	497,999	35,840,988
		377,002,122
Containers & Packaging - 0.5%
Ball Corp.	857,612	36,285,564
Rock-Tenn Co. Class A	619,486	44,714,499
		81,000,063
Metals & Mining - 0.6%
First Quantum Minerals Ltd.	1,469,854	31,322,797
Goldcorp, Inc.	1,010,033	46,376,655
Turquoise Hill Resources Ltd. (a)	2,291,030	19,505,565
		97,205,017
TOTAL MATERIALS		555,207,202
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	922,144	34,764,829
CenturyLink, Inc.	1,789,053	72,277,741
inContact, Inc. (a)	1,068,725	6,968,087
Verizon Communications, Inc.	3,942,180	179,645,143
		293,655,800
Wireless Telecommunication Services - 0.8%
MetroPCS Communications, Inc. (a)	506,800	5,934,628
SBA Communications Corp. Class A (a)	721,579	45,387,319
Sprint Nextel Corp. (a)	14,239,655	78,602,896
		129,924,843
TOTAL TELECOMMUNICATION SERVICES		423,580,643
UTILITIES - 3.5%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	635,479	27,922,947
Duke Energy Corp.	1,706,423	110,576,210
Edison International	1,821,226	83,211,816
Exelon Corp.	161,900	5,760,402
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	1,575,514	$ 69,480,167
NextEra Energy, Inc.	921,613	64,817,042
		361,768,584
Gas Utilities - 0.1%
ONEOK, Inc.	263,078	12,709,298
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	306,700	5,305,910
NRG Energy, Inc.	428,400	9,163,476
The AES Corp.	3,125,459	34,286,285
		48,755,671
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,682,674	35,840,956
NiSource, Inc.	850,080	21,660,038
PG&E Corp.	819,034	34,948,181
Sempra Energy	910,074	58,690,672
		151,139,847
TOTAL UTILITIES		574,373,400
TOTAL COMMON STOCKS (Cost $13,339,284,647)		16,472,027,891
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (i)(Cost $8,211,980)	1,141,504	8,211,980
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 11/23/12 (g) (Cost $6,309,037)	$ 6,310,000	6,309,306
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	253,748,547	$ 253,748,547
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	106,984,598	106,984,598
TOTAL MONEY MARKET FUNDS (Cost $360,733,145)		360,733,145
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $13,714,538,809)		16,847,282,322
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(137,441,925)
NET ASSETS - 100%		$ 16,709,840,397
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
519 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 37,217,490	$ 40,742

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,503,542 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,899,571.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,053,410 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Halcon Resources Corp.	3/1/12	$ 10,260,000
Jumptap, Inc. Series G	6/29/12	$ 8,211,980
Legend Pictures LLC	9/23/10	$ 4,958,250
NBH Holdings Corp.	10/13/09	$ 7,759,760
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 338,616
Fidelity Securities Lending Cash Central Fund	1,708,476
Total	$ 2,047,092
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kayak Software Corp.	$ -	$ 10,143,022	$ -	$ -	$ 12,771,795
Total	$ -	$ 10,143,022	$ -	$ -	$ 12,771,795
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,718,506,590	$ 1,698,914,463	$ -	$ 19,592,127
Consumer Staples	1,812,782,898	1,747,921,867	64,861,031	-
Energy	1,858,328,711	1,858,328,711	-	-
Financials	2,506,079,815	2,482,967,090	23,112,725	-
Health Care	1,974,033,848	1,974,033,848	-	-
Industrials	1,683,817,315	1,683,817,315	-	-
Information Technology	3,373,529,449	3,373,529,449	-	-
Materials	555,207,202	555,207,202	-	-
Telecommunication Services	423,580,643	423,580,643	-	-
Utilities	574,373,400	574,373,400	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
U.S. Government and Government Agency Obligations	$ 6,309,306	$ -	$ 6,309,306	$ -
Money Market Funds	360,733,145	360,733,145	-	-
Total Investments in Securities:	$ 16,847,282,322	$ 16,733,407,133	$ 94,283,062	$ 19,592,127
Derivative Instruments:
Assets
Futures Contracts	$ 40,742	$ 40,742	$ -	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $13,840,382,241. Net unrealized appreciation aggregated $3,006,900,081, of which $3,439,783,760 related to appreciated investment securities and $432,883,679 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

September 30, 2012

1.837324.106

VDSC-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 1.1%
Cooper Tire & Rubber Co.	23,645	$ 453,511
Dana Holding Corp.	26,297	323,453
Standard Motor Products, Inc.	7,778	143,271
		920,235
Distributors - 0.2%
Core-Mark Holding Co., Inc.	755	36,323
VOXX International Corp. (a)	16,281	121,782
		158,105
Diversified Consumer Services - 0.0%
Lincoln Educational Services Corp.	4,086	17,161
Hotels, Restaurants & Leisure - 3.3%
AFC Enterprises, Inc. (a)	1,779	43,763
Ameristar Casinos, Inc.	17,317	308,243
Biglari Holdings, Inc. (a)	133	48,553
Bob Evans Farms, Inc.	11,689	457,391
Carrols Restaurant Group, Inc. (a)	112	645
CEC Entertainment, Inc.	782	23,554
Cracker Barrel Old Country Store, Inc.	4,761	319,511
Einstein Noah Restaurant Group, Inc.	2,898	51,266
Fiesta Restaurant Group, Inc. (a)	2,369	37,596
Frisch's Restaurants, Inc.	679	13,478
Interval Leisure Group, Inc.	2,484	47,022
Multimedia Games Holding Co., Inc. (a)	19,227	302,441
Papa John's International, Inc. (a)	9,017	481,598
Ruth's Hospitality Group, Inc. (a)	4,894	31,175
Sonic Corp. (a)	37,629	386,450
Texas Roadhouse, Inc. Class A	7,867	134,526
The Cheesecake Factory, Inc.	1,191	42,578
Town Sports International Holdings, Inc. (a)	2,866	35,452
		2,765,242
Household Durables - 1.8%
Blyth, Inc.	2,364	61,440
Flexsteel Industries, Inc.	14,637	302,986
Libbey, Inc. (a)	5,417	85,480
M.D.C. Holdings, Inc.	13,775	530,475
Meritage Homes Corp. (a)	4,969	188,971
Tupperware Brands Corp.	6,327	339,064
		1,508,416
Internet & Catalog Retail - 0.3%
HSN, Inc.	4,554	223,374
Orbitz Worldwide, Inc. (a)	7,284	18,574
PetMed Express, Inc.	184	1,847
		243,795
Leisure Equipment & Products - 2.6%
Arctic Cat, Inc. (a)	10,799	447,727
Brunswick Corp.	21,818	493,741
Leapfrog Enterprises, Inc. Class A (a)	38,577	347,965

	Shares	Value
Polaris Industries, Inc.	5,139	$ 415,591
Smith & Wesson Holding Corp. (a)	45,237	498,059
Steinway Musical Instruments, Inc. (a)	216	5,262
Sturm, Ruger & Co., Inc. (d)	691	34,198
		2,242,543
Media - 0.8%
Arbitron, Inc.	2,622	99,374
Cinemark Holdings, Inc.	15,385	345,086
Global Sources Ltd. (a)	32,293	211,842
		656,302
Specialty Retail - 4.2%
Aeropostale, Inc. (a)	16,712	226,113
ANN, Inc. (a)	14,813	558,894
Ascena Retail Group, Inc. (a)	20,139	431,982
Big 5 Sporting Goods Corp.	1,088	10,826
Brown Shoe Co., Inc.	26,590	426,238
Destination Maternity Corp.	5,313	99,353
Express, Inc. (a)	17,523	259,691
Finish Line, Inc. Class A	6,667	151,608
Group 1 Automotive, Inc.	233	14,034
Kirkland's, Inc. (a)	429	4,260
Rent-A-Center, Inc.	15,698	550,686
Shoe Carnival, Inc.	2,347	55,225
The Cato Corp. Class A (sub. vtg.)	12,221	363,086
The Men's Wearhouse, Inc.	10,621	365,681
		3,517,677
Textiles, Apparel & Luxury Goods - 0.6%
Movado Group, Inc.	14,109	475,755
Unifi, Inc. (a)	702	9,000
		484,755
TOTAL CONSUMER DISCRETIONARY		12,514,231
CONSUMER STAPLES - 2.9%
Beverages - 0.1%
Coca-Cola Bottling Co. CONSOLIDATED	1,002	68,236
Food & Staples Retailing - 0.7%
Harris Teeter Supermarkets, Inc.	13,356	518,747
Ingles Markets, Inc. Class A	500	8,175
Roundy's, Inc.	128	774
Susser Holdings Corp. (a)	1,628	58,885
The Pantry, Inc. (a)	1,118	16,267
Village Super Market, Inc. Class A	1	37
		602,885
Food Products - 0.7%
Alico, Inc.	222	6,933
Cal-Maine Foods, Inc.	1,104	49,614
Darling International, Inc. (a)	430	7,865
Fresh Del Monte Produce, Inc.	17,556	449,434
Omega Protein Corp. (a)	10,193	69,924
Seneca Foods Corp. Class A (a)	538	16,065
		599,835
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,276	$ 75,814
Orchids Paper Products Co.	3,952	71,294
WD-40 Co.	1,035	54,482
		201,590
Personal Products - 1.1%
Elizabeth Arden, Inc. (a)	205	9,684
MediFast, Inc. (a)	10,428	272,692
Nature's Sunshine Products, Inc.	3,096	50,589
Nu Skin Enterprises, Inc. Class A	10,157	394,396
Nutraceutical International Corp. (a)	800	12,608
Schiff Nutrition International, Inc. (a)	190	4,596
USANA Health Sciences, Inc. (a)(d)	3,970	184,486
		929,051
TOTAL CONSUMER STAPLES		2,401,597
ENERGY - 4.7%
Energy Equipment & Services - 2.2%
Bristow Group, Inc.	9,876	499,232
Gulf Island Fabrication, Inc.	3,290	91,692
Helix Energy Solutions Group, Inc. (a)	29,988	547,881
Hercules Offshore, Inc. (a)	3,670	17,910
Natural Gas Services Group, Inc. (a)	1,035	15,473
OYO Geospace Corp. (a)	2,632	322,183
Parker Drilling Co. (a)	14,696	62,164
RigNet, Inc. (a)	7,231	133,774
Superior Energy Services, Inc. (a)	2,113	43,359
Tesco Corp. (a)	11,020	117,694
		1,851,362
Oil, Gas & Consumable Fuels - 2.5%
Adams Resources & Energy, Inc.	571	17,416
Alon USA Energy, Inc.	33,256	455,607
Callon Petroleum Co. (a)	3,144	19,336
Crosstex Energy, Inc.	792	11,112
CVR Energy, Inc. (a)	1,140	41,895
Delek US Holdings, Inc.	16,081	409,905
DHT Holdings, Inc.	9,001	56,346
Rex American Resources Corp. (a)	7,464	134,427
Teekay Tankers Ltd. (d)	491	1,836
VAALCO Energy, Inc. (a)	51,719	442,197
Warren Resources, Inc. (a)	10,457	31,789
Western Refining, Inc.	20,117	526,663
		2,148,529
TOTAL ENERGY		3,999,891
FINANCIALS - 22.6%
Capital Markets - 1.0%
American Capital Ltd. (a)	36,330	411,982

	Shares	Value
Calamos Asset Management, Inc. Class A	4,297	$ 50,017
Duff & Phelps Corp. Class A	5,364	73,004
FBR Capital Markets Corp. (a)	6,695	20,688
KCAP Financial, Inc.	7,037	65,163
Medallion Financial Corp.	1,963	23,183
NGP Capital Resources Co.	1,102	8,221
SWS Group, Inc. (a)	710	4,338
TCP Capital Corp.	1,937	30,915
TICC Capital Corp.	15,241	158,506
		846,017
Commercial Banks - 6.3%
1st Source Corp.	1,241	27,637
Alliance Financial Corp.	1,836	73,826
American National Bankshares, Inc.	717	16,197
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	20,620	455,496
BancorpSouth, Inc.	8,693	128,135
Bank of Marin Bancorp	1,486	63,170
Bank of the Ozarks, Inc.	842	29,024
Banner Bank	18,071	489,724
BBCN Bancorp, Inc. (a)	2,976	37,527
Central Pacific Financial Corp. (a)	7,497	107,207
Citizens & Northern Corp.	3,574	70,086
Eagle Bancorp, Inc., Maryland (a)	4,119	68,870
First Bancorp, Puerto Rico (a)	31,165	137,749
First Community Bancshares, Inc.	3,479	53,090
First Interstate Bancsystem, Inc.	1,192	17,832
First Merchants Corp.	17,375	260,799
FirstMerit Corp.	10,832	159,555
Hanmi Financial Corp. (a)	35,638	456,523
MainSource Financial Group, Inc.	2,496	32,049
MB Financial, Inc.	7,865	155,334
Mercantile Bank Corp. (a)	1,311	22,471
Merchants Bancshares, Inc.	8,818	260,572
Old National Bancorp, Indiana	14,049	191,207
Pacific Continental Corp.	1,255	11,207
PacWest Bancorp	3,409	79,668
Peoples Bancorp, Inc.	2,413	55,234
PrivateBancorp, Inc.	18,944	302,915
Republic Bancorp, Inc., Kentucky Class A	9,025	198,099
SCBT Financial Corp.	1,234	49,706
Southwest Bancorp, Inc., Oklahoma (a)	358	3,884
State Bank Financial Corp.	5,809	95,790
StellarOne Corp.	2,277	29,965
Sterling Financial Corp.	5,776	128,632
Susquehanna Bancshares, Inc.	34,300	358,778
Union/First Market Bankshares Corp.	2,532	39,398
United Community Banks, Inc., Georgia (a)	483	4,052
Washington Banking Co., Oak Harbor	381	5,399
Washington Trust Bancorp, Inc.	4,703	123,548
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
WesBanco, Inc.	5,894	$ 122,065
Wilshire Bancorp, Inc. (a)	59,593	375,436
		5,297,856
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)	2,086	178,374
Nelnet, Inc. Class A	19,586	464,972
		643,346
Diversified Financial Services - 0.8%
MarketAxess Holdings, Inc.	12,077	381,633
Marlin Business Services Corp.	4,847	102,805
MicroFinancial, Inc.	1,405	12,856
PHH Corp. (a)	9,048	184,127
Vector Capital Corp. rights	5,673	0
		681,421
Insurance - 2.9%
FBL Financial Group, Inc. Class A	10,511	348,965
First American Financial Corp.	26,614	576,725
Horace Mann Educators Corp.	9,365	169,600
Maiden Holdings Ltd.	17,281	153,628
Montpelier Re Holdings Ltd.	9,458	209,306
Presidential Life Corp.	3,517	48,992
Primerica, Inc.	16,315	467,262
ProAssurance Corp.	4,027	364,202
Symetra Financial Corp.	9,535	117,281
United Fire Group, Inc.	449	11,279
		2,467,240
Real Estate Investment Trusts - 9.1%
AG Mortgage Investment Trust, Inc.	19,437	469,015
Alexanders, Inc.	378	161,591
American Capital Mortgage Investment Corp.	18,654	468,775
Anworth Mortgage Asset Corp.	64,636	439,525
Apollo Commercial Real Estate Finance, Inc.	5,382	93,324
Apollo Residential Mortgage, Inc.	20,694	456,096
Capstead Mortgage Corp.	35,474	478,544
CBL & Associates Properties, Inc.	19,437	414,786
Crexus Investment Corp.	34,094	368,556
CubeSmart	11,220	144,401
Dynex Capital, Inc.	4,651	49,998
Education Realty Trust, Inc.	41	447
Extra Space Storage, Inc.	13,254	440,696
First Industrial Realty Trust, Inc. (a)	7,221	94,884
LTC Properties, Inc.	13,249	421,981
MFA Financial, Inc.	49,733	422,731
Mission West Properties, Inc.	3,268	28,432
National Health Investors, Inc.	17	874
New York Mortgage Trust, Inc.	13,510	95,246
NorthStar Realty Finance Corp.	68,983	438,732
PennyMac Mortgage Investment Trust	21,354	499,043

	Shares	Value
Potlatch Corp.	2,760	$ 103,141
PS Business Parks, Inc.	6,943	463,931
RLJ Lodging Trust	7,752	146,590
Sabra Health Care REIT, Inc.	3,611	72,256
Saul Centers, Inc.	850	37,740
Starwood Property Trust, Inc.	8,626	200,727
Sunstone Hotel Investors, Inc. (a)	19,350	212,850
Western Asset Mortgage Capital Corp.	17,336	384,859
Winthrop Realty Trust	3,832	41,309
		7,651,080
Thrifts & Mortgage Finance - 1.7%
Bank Mutual Corp.	471	2,143
Dime Community Bancshares, Inc.	15,130	218,477
Doral Financial Corp. (a)	138,558	130,342
First Financial Holdings, Inc.	1,815	23,577
Flagstar Bancorp, Inc. (a)	102,855	113,141
Flushing Financial Corp.	8,216	129,813
Fox Chase Bancorp, Inc.	3,045	47,563
Home Loan Servicing Solutions Ltd.	8,648	140,703
HomeStreet, Inc.	5,972	227,294
Kaiser Federal Financial Group, Inc.	3,185	48,062
NASB Financial, Inc. (a)	156	3,875
Ocwen Financial Corp. (a)	3,379	92,618
Oritani Financial Corp.	3,491	52,540
Provident Financial Holdings, Inc.	777	11,041
Provident Financial Services, Inc.	4,415	69,713
ViewPoint Financial Group	3,793	72,712
Walker & Dunlop, Inc. (a)	1,878	28,865
WSFS Financial Corp.	585	24,149
		1,436,628
TOTAL FINANCIALS		19,023,588
HEALTH CARE - 13.0%
Biotechnology - 2.3%
Alkermes PLC (a)	4,371	90,698
Allos Therapeutics, Inc. rights	5,550	0
Arena Pharmaceuticals, Inc. (a)(d)	2,899	24,120
Array Biopharma, Inc. (a)	28,839	168,997
Astex Pharmaceuticals, Inc. (a)	23,288	71,494
Cepheid, Inc. (a)	2,393	82,582
Cubist Pharmaceuticals, Inc. (a)	2,579	122,967
Emergent BioSolutions, Inc. (a)	8,609	122,334
Genomic Health, Inc. (a)	1,412	48,982
Geron Corp. (a)	21,639	36,786
Incyte Corp. (a)	217	3,917
Maxygen, Inc.	7,858	20,745
Momenta Pharmaceuticals, Inc. (a)	11,721	170,775
Nabi Biopharmaceuticals (a)	47,978	84,921
Osiris Therapeutics, Inc. (a)(d)	1,622	17,923
PDL BioPharma, Inc. (d)	32,083	246,718
Pharmacyclics, Inc. (a)	6,967	449,372
Progenics Pharmaceuticals, Inc. (a)	7,147	20,512
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	3,362	$ 90,606
Spectrum Pharmaceuticals, Inc. (a)(d)	2,642	30,911
		1,905,360
Health Care Equipment & Supplies - 3.2%
Analogic Corp.	6,071	474,570
Atrion Corp.	31	6,867
Cantel Medical Corp.	1,960	53,077
CONMED Corp.	3,776	107,616
Cyberonics, Inc. (a)	1,586	83,138
Cynosure, Inc. Class A (a)	224	5,909
Greatbatch, Inc. (a)	9,174	223,203
Haemonetics Corp. (a)	1,129	90,546
Invacare Corp.	11,981	169,411
Natus Medical, Inc. (a)	4,210	55,025
RTI Biologics, Inc. (a)	48,333	201,549
Sirona Dental Systems, Inc. (a)	8,063	459,268
SurModics, Inc. (a)	6,362	128,640
Thoratec Corp. (a)	11,382	393,817
Vascular Solutions, Inc. (a)	3,588	53,138
Young Innovations, Inc.	5,665	221,502
		2,727,276
Health Care Providers & Services - 5.4%
Alliance Healthcare Services, Inc. (a)	2,800	3,948
Almost Family, Inc. (a)	316	6,724
Amedisys, Inc. (a)	17,936	247,696
AMN Healthcare Services, Inc. (a)	4,871	49,002
Assisted Living Concepts, Inc. Class A	2,553	19,479
CardioNet, Inc. (a)	1,372	3,457
Centene Corp. (a)	12,814	479,372
Chemed Corp.	2,127	147,380
Five Star Quality Care, Inc. (a)	59,593	304,520
Gentiva Health Services, Inc. (a)	10,143	114,819
Hanger, Inc. (a)	5,604	159,882
Healthways, Inc. (a)	4,185	49,006
Magellan Health Services, Inc. (a)	9,661	498,604
Molina Healthcare, Inc. (a)	11,251	282,963
National Healthcare Corp.	1,462	69,796
PharMerica Corp. (a)	1,928	24,408
Providence Service Corp. (a)	11,886	154,399
Select Medical Holdings Corp. (a)	34,840	391,253
Skilled Healthcare Group, Inc. (a)	1,061	6,822
Team Health Holdings, Inc. (a)	15,272	414,329
Triple-S Management Corp. (a)	1,729	36,136
Universal American Spin Corp. (a)	19,321	178,526
Vanguard Health Systems, Inc. (a)	30,983	383,260
Wellcare Health Plans, Inc. (a)	9,702	548,648
		4,574,429

	Shares	Value
Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	3,425	$ 190,259
Omnicell, Inc. (a)	28,778	400,014
		590,273
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	26,559	115,000
Cambrex Corp. (a)	11,791	138,308
PAREXEL International Corp. (a)	1,365	41,987
		295,295
Pharmaceuticals - 1.0%
Cornerstone Therapeutics, Inc. (a)	3,387	17,375
Impax Laboratories, Inc. (a)	2,483	64,459
Jazz Pharmaceuticals PLC (a)	1,115	63,566
Medicis Pharmaceutical Corp. Class A	297	12,851
Obagi Medical Products, Inc. (a)	5,339	66,257
Omeros Corp. (a)	1,149	10,801
Par Pharmaceutical Companies, Inc. (a)	833	41,633
Pozen, Inc. (a)	20,487	135,829
Questcor Pharmaceuticals, Inc. (d)	1,508	27,898
Santarus, Inc. (a)	989	8,782
SciClone Pharmaceuticals, Inc. (a)	14,488	80,408
ViroPharma, Inc. (a)	10,353	312,868
		842,727
TOTAL HEALTH CARE		10,935,360
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.3%
American Science & Engineering, Inc.	3,443	225,895
Ceradyne, Inc.	8,956	218,795
Cubic Corp.	8,494	425,210
Curtiss-Wright Corp.	14,567	476,341
Esterline Technologies Corp. (a)	6,925	388,770
Hexcel Corp. (a)	6,157	147,891
LMI Aerospace, Inc. (a)	2,546	52,040
Moog, Inc. Class A (a)	5,812	220,100
Sypris Solutions, Inc.	1,112	7,940
Taser International, Inc. (a)	44,622	269,071
Teledyne Technologies, Inc. (a)	5,832	369,690
		2,801,743
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	1,871	40,545
Airlines - 1.0%
Alaska Air Group, Inc. (a)	16,134	565,658
Republic Airways Holdings, Inc. (a)	11,286	52,254
SkyWest, Inc.	19,025	196,528
		814,440
Building Products - 0.5%
American Woodmark Corp. (a)	1,256	25,082
Apogee Enterprises, Inc.	17,235	338,151
Gibraltar Industries, Inc. (a)	2,745	35,191
		398,424
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.6%
Consolidated Graphics, Inc. (a)	3,380	$ 88,184
Courier Corp.	700	8,554
Encore Capital Group, Inc. (a)	8,091	228,652
G&K Services, Inc. Class A	12,063	377,693
Intersections, Inc.	17,011	179,296
Kimball International, Inc. Class B	17,828	217,858
Steelcase, Inc. Class A	16,852	165,992
Sykes Enterprises, Inc. (a)	1,645	22,109
Tetra Tech, Inc. (a)	4,501	118,196
The Brink's Co.	13,662	350,977
Unifirst Corp. Massachusetts	6,655	444,487
		2,201,998
Construction & Engineering - 0.7%
Argan, Inc.	13,988	244,091
Dycom Industries, Inc. (a)	9,386	134,971
Great Lakes Dredge & Dock Corp.	26,082	200,831
Sterling Construction Co., Inc. (a)	2,570	25,649
		605,542
Electrical Equipment - 0.7%
AZZ, Inc.	2,759	104,787
Brady Corp. Class A	180	5,270
EnerSys (a)	10,686	377,109
Franklin Electric Co., Inc.	1,658	100,292
		587,458
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	355	10,448
Standex International Corp.	2,024	89,967
		100,415
Machinery - 1.5%
Alamo Group, Inc.	760	25,673
Albany International Corp. Class A	3,995	87,770
Ampco-Pittsburgh Corp.	600	11,070
Cascade Corp.	1,981	108,440
Hurco Companies, Inc. (a)	1,434	32,810
Kadant, Inc. (a)	12,526	290,478
L.B. Foster Co. Class A	2,213	71,568
Lydall, Inc. (a)	1,302	18,345
NACCO Industries, Inc. Class A	2,011	252,200
Nordson Corp.	30	1,759
RBC Bearings, Inc. (a)	3,275	157,528
Sauer-Danfoss, Inc.	1,898	76,319
Tennant Co.	3,023	129,445
		1,263,405
Professional Services - 0.5%
Barrett Business Services, Inc.	844	22,872
CDI Corp.	482	8,208
GP Strategies Corp. (a)	870	16,808
Insperity, Inc.	6,638	167,477

	Shares	Value
Kelly Services, Inc. Class A (non-vtg.)	9,928	$ 125,093
Resources Connection, Inc.	2,553	33,470
TrueBlue, Inc. (a)	1,757	27,620
		401,548
Road & Rail - 0.7%
AMERCO	1,048	111,465
Arkansas Best Corp.	9,650	76,428
Celadon Group, Inc.	4,138	66,498
Marten Transport Ltd.	834	14,653
Saia, Inc. (a)	8,232	165,792
Swift Transporation Co. (a)	14,222	122,594
		557,430
Trading Companies & Distributors - 1.8%
Aceto Corp.	4,971	46,976
Aircastle Ltd.	35,703	404,515
Applied Industrial Technologies, Inc.	12,608	522,349
DXP Enterprises, Inc. (a)	4,549	217,306
H&E Equipment Services, Inc.	23,071	279,621
SeaCube Container Leasing Ltd.	1,079	20,231
		1,490,998
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	8,625	117,818
TOTAL INDUSTRIALS		11,381,764
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.2%
Anaren, Inc. (a)	12,609	252,054
Arris Group, Inc. (a)	10,420	133,272
Black Box Corp.	3,935	100,382
Communications Systems, Inc.	2,754	31,065
Comtech Telecommunications Corp.	9,625	266,035
Emulex Corp. (a)	5,587	40,282
Tessco Technologies, Inc.	9,791	207,275
		1,030,365
Computers & Peripherals - 0.6%
Avid Technology, Inc. (a)	6,543	61,897
Cray, Inc. (a)	11,394	144,704
Xyratex Ltd.	30,831	283,645
		490,246
Electronic Equipment & Components - 2.4%
Anixter International, Inc.	6,737	387,108
Benchmark Electronics, Inc. (a)	22,039	336,536
Coherent, Inc. (a)	4,328	198,482
Electro Scientific Industries, Inc.	16,944	207,056
Insight Enterprises, Inc. (a)	2,682	46,881
MTS Systems Corp.	2,190	117,275
Multi-Fineline Electronix, Inc. (a)	442	9,967
Newport Corp. (a)	13,591	150,316
OSI Systems, Inc. (a)	1,869	145,483
PC Connection, Inc.	1,300	14,963
Pulse Electronics Corp.	22	18
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
SYNNEX Corp. (a)	11,671	$ 380,241
Vishay Precision Group, Inc. (a)	2,048	28,631
		2,022,957
Internet Software & Services - 0.4%
Ancestry.com, Inc. (a)	7,591	228,337
Blucora, Inc. (a)	952	16,955
Move, Inc. (a)	4,624	39,859
XO Group, Inc. (a)	4,003	33,425
		318,576
IT Services - 4.0%
Acxiom Corp. (a)	20,096	367,154
CACI International, Inc. Class A (a)	8,564	443,530
Convergys Corp.	9,440	147,925
CSG Systems International, Inc. (a)	7,110	159,904
EPAM Systems, Inc.	3,933	74,491
Global Cash Access Holdings, Inc. (a)	30,761	247,626
Hackett Group, Inc. (a)	2,138	8,937
Heartland Payment Systems, Inc.	15,653	495,887
Jack Henry & Associates, Inc.	6,184	234,374
Maximus, Inc.	9,774	583,703
NCI, Inc. Class A (a)	2,410	16,581
Teletech Holdings, Inc. (a)	18,149	309,440
TNS, Inc. (a)	2,131	31,858
Unisys Corp. (a)	12,995	270,556
		3,391,966
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc. (a)	5,451	67,156
Entegris, Inc. (a)	26,133	212,461
GT Advanced Technologies, Inc. (a)(d)	22,637	123,372
Kulicke & Soffa Industries, Inc. (a)	37,591	390,946
LTX-Credence Corp. (a)	18,627	107,105
Micrel, Inc.	5,726	59,665
Omnivision Technologies, Inc. (a)	11,791	164,543
Power Integrations, Inc.	2,691	81,887
Tessera Technologies, Inc.	17,309	236,787
Ultra Clean Holdings, Inc. (a)	41	234
		1,444,156
Software - 4.7%
Actuate Corp. (a)	19,089	134,196
Aspen Technology, Inc. (a)	11,021	284,893
CommVault Systems, Inc. (a)	2,256	132,427
Deltek, Inc. (a)	200	2,604
Fair Isaac Corp.	12,482	552,453
JDA Software Group, Inc. (a)	8,524	270,893
Manhattan Associates, Inc. (a)	9,503	544,237
Monotype Imaging Holdings, Inc.	27,872	434,524
NetScout Systems, Inc. (a)	12,226	311,885
Progress Software Corp. (a)	18,811	402,367

	Shares	Value
QAD, Inc.:
Class A	3,081	$ 41,840
Class B	2,116	28,249
Quest Software, Inc. (a)	2,402	67,256
SeaChange International, Inc. (a)	1,241	9,742
SS&C Technologies Holdings, Inc. (a)	7,344	185,142
TeleCommunication Systems, Inc. Class A (a)	67,796	146,439
TeleNav, Inc. (a)	18,322	109,382
TIBCO Software, Inc. (a)	9,284	280,655
Verint Systems, Inc. (a)	65	1,784
		3,940,968
TOTAL INFORMATION TECHNOLOGY		12,639,234
MATERIALS - 6.8%
Chemicals - 1.6%
FutureFuel Corp.	1,185	14,350
Georgia Gulf Corp.	2,241	81,169
H.B. Fuller Co.	2,965	90,966
Innospec, Inc. (a)	6,373	216,172
LSB Industries, Inc. (a)	9,970	437,384
Minerals Technologies, Inc.	1,700	120,581
Rockwood Holdings, Inc.	4,120	191,992
Sensient Technologies Corp.	2,487	91,422
TPC Group, Inc. (a)	2,391	97,577
		1,341,613
Construction Materials - 1.1%
Eagle Materials, Inc.	12,599	582,830
Headwaters, Inc. (a)	48,542	319,406
		902,236
Containers & Packaging - 1.4%
AEP Industries, Inc. (a)	6,354	384,989
Boise, Inc.	49,500	433,620
Myers Industries, Inc.	22,899	357,682
		1,176,291
Metals & Mining - 1.4%
Coeur d'Alene Mines Corp. (a)	22,583	651,059
Golden Star Resources Ltd. (a)	4,131	8,278
Hecla Mining Co.	60,028	393,183
Metals USA Holdings Corp. (a)	6,196	82,841
Worthington Industries, Inc.	2,807	60,800
		1,196,161
Paper & Forest Products - 1.3%
Buckeye Technologies, Inc.	13,465	431,688
Domtar Corp.	4,403	344,711
Kapstone Paper & Packaging Corp. (a)	81	1,814
Neenah Paper, Inc.	6,413	183,668
P.H. Glatfelter Co.	9,685	172,490
		1,134,371
TOTAL MATERIALS		5,750,672
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
HickoryTech Corp.	1,345	$ 14,230
inContact, Inc. (a)	197	1,284
Neutral Tandem, Inc. (a)	966	9,061
Premiere Global Services, Inc. (a)	3,930	36,746
Vonage Holdings Corp. (a)	100,945	230,155
		291,476
Wireless Telecommunication Services - 0.2%
NTELOS Holdings Corp.	7,375	128,104
TOTAL TELECOMMUNICATION SERVICES		419,580
UTILITIES - 5.0%
Electric Utilities - 3.6%
Cleco Corp.	13,879	582,640
El Paso Electric Co.	14,637	501,317
Empire District Electric Co.	1,994	42,971
IDACORP, Inc.	8,370	362,170
PNM Resources, Inc.	23,184	487,560
Portland General Electric Co.	19,781	534,878
Unitil Corp.	1,380	37,564
UNS Energy Corp.	11,660	488,088
		3,037,188
Gas Utilities - 0.3%
Laclede Group, Inc.	2,519	108,317
Southwest Gas Corp.	2,007	88,709
		197,026
Independent Power Producers & Energy Traders - 0.0%
Genie Energy Ltd. Class B	3,117	22,349
Multi-Utilities - 0.6%
Avista Corp.	3,166	81,493
NorthWestern Energy Corp.	11,546	418,312
		499,805
Water Utilities - 0.5%
American States Water Co.	8,925	396,538
California Water Service Group	600	11,190
Consolidated Water Co., Inc.	785	6,492
		414,220
TOTAL UTILITIES		4,170,588
TOTAL COMMON STOCKS (Cost $76,001,018)		83,236,505
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.13% 12/27/12 (e) (Cost $199,939)	$ 200,000	$ 199,954
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	654,911	654,911
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	694,050	694,050
TOTAL MONEY MARKET FUNDS (Cost $1,348,961)		1,348,961
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $77,549,918)		84,785,420
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(615,213)
NET ASSETS - 100%		$ 84,170,207
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
10 NYFE Russell 2000 Mini Index Contracts	Dec. 2012	$ 834,400	$ (11,930)

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $199,954.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,157
Fidelity Securities Lending Cash Central Fund	29,977
Total	$ 32,134
Other Information

The following is a summary of the inputs used, as of September 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,514,231	$ 12,514,231	$ -	$ -
Consumer Staples	2,401,597	2,401,597	-	-
Energy	3,999,891	3,999,891	-	-
Financials	19,023,588	19,023,588	-	-
Health Care	10,935,360	10,935,360	-	-
Industrials	11,381,764	11,381,764	-	-
Information Technology	12,639,234	12,639,234	-	-
Materials	5,750,672	5,750,672	-	-
Telecommunication Services	419,580	419,580	-	-
Utilities	4,170,588	4,170,588	-	-
U.S. Government and Government Agency Obligations	199,954	-	199,954	-
Money Market Funds	1,348,961	1,348,961	-	-
Total Investments in Securities:	$ 84,785,420	$ 84,585,466	$ 199,954	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (11,930)	$ (11,930)	$ -	$ -
Income Tax Information

At September 30, 2012, the cost of investment securities for income tax purposes was $77,614,540. Net unrealized appreciation aggregated $7,170,880, of which $11,909,510 related to appreciated investment securities and $4,738,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012